UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22806

Oppenheimer Main Street Small Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 7/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS    July 31, 2014      Unaudited

	Shares	Value

Common Stocks—98.2%

Consumer Discretionary—12.7%

Auto Components—2.2%
Dana Holding Corp.	28,441	$636,509

Diversified Consumer Services—2.0%
LifeLock, Inc.[1]	27,393	380,215

Matthews International Corp., Cl. A	4,407	191,660

		571,875

Hotels, Restaurants & Leisure—4.4%
Brinker International, Inc.	9,027	404,771

Dunkin’ Brands Group, Inc.	3,447	147,738

Popeyes Louisiana Kitchen, Inc.[1]	6,652	268,076

Texas Roadhouse, Inc.	17,041	423,980

		1,244,565

Household Durables—1.0%
KB Home	16,462	268,331

Specialty Retail—3.1%
Mattress Firm Holding Corp.[1]	6,101	284,306

Monro Muffler Brake, Inc.	4,144	210,474

Pier 1 Imports, Inc.	14,127	212,753

Signet Jewelers Ltd.	1,767	179,863

		887,396

Consumer Staples—0.5%

Food Products—0.5%
Flowers Foods, Inc.	6,850	130,766

Energy—4.2%

Oil, Gas & Consumable Fuels—4.2%
Energy XXI Bermuda Ltd.	10,301	205,608

Renewable Energy Group, Inc.[1]	25,854	289,565

Valero Energy Partners LP	8,400	390,432

Western Refining, Inc.	7,545	309,043

		1,194,648

	Shares	Value

Financials—23.4%

Commercial Banks—8.9%
BancorpSouth, Inc.	18,720	$390,686

BankUnited, Inc.	13,895	434,080

First Niagara Financial Group, Inc.	52,275	449,565

FirstMerit Corp.	19,888	350,029

MB Financial, Inc.	13,969	376,325

Talmer Bancorp, Inc., Cl. A1	11,326	151,655

Webster Financial Corp.	13,272	380,508

		2,532,848

Insurance—1.0%
AmTrust Financial Services, Inc.	6,424	273,920

Real Estate Investment Trusts (REITs)—11.8%
Apollo Commercial Real Estate Finance, Inc.	23,177	384,043

Chatham Lodging Trust	18,410	389,740

DuPont Fabros Technology, Inc.	13,245	363,045

LaSalle Hotel Properties	20,949	728,816

Mid-America Apartment Communities, Inc.	3,388	236,889

Redwood Trust, Inc.	28,671	544,175

STAG Industrial, Inc.	23,456	535,735

Starwood Property Trust, Inc.	8,225	194,110

		3,376,553

Thrifts & Mortgage Finance—1.7%
Flagstar Bancorp, Inc.[1]	14,653	268,150

Oritani Financial Corp.	15,325	226,810

		494,960

Health Care—14.2%

Biotechnology—1.4%
Celldex Therapeutics, Inc.[1]	6,171	80,778

1 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS          Unaudited / Continued

	Shares	Value

Biotechnology (Continued)

Keryx Biopharmaceuticals, Inc.[1]	15,126	$227,646

Ultragenyx Pharmaceutical, Inc.[1]	1,872	81,807

		390,231

Health Care Equipment & Supplies—4.2%
DexCom, Inc.[1]	6,212	234,068

Endologix, Inc.[1]	11,136	157,574

Greatbatch, Inc.[1]	5,946	294,386

Integra LifeSciences Holdings Corp.[1]	5,340	253,223

Spectranetics Corp. (The)[1]	10,070	258,296

		1,197,547

Health Care Providers & Services—4.8%
Acadia Healthcare Co., Inc.[1]	5,474	260,891

HealthSouth Corp.	11,378	436,119

Team Health Holdings, Inc.[1]	4,218	238,528

WellCare Health Plans, Inc.[1]	6,975	435,100

		1,370,638

Health Care Technology—0.9%
HMS Holdings Corp.[1]	13,499	248,517

Life Sciences Tools & Services—0.7%
Fluidigm Corp.[1]	2,657	76,070

MorphoSys AG1	1,465	140,499

		216,569

Pharmaceuticals—2.2%
AcelRx Pharmaceuticals, Inc.[1]	10,557	73,477

Aratana Therapeutics, Inc.[1]	6,217	71,682

Prestige Brands Holdings, Inc.[1]	15,441	475,583

		620,742

Industrials—18.1%

Aerospace & Defense—2.2%
AAR Corp.	6,049	162,718

	Shares	Value

Aerospace & Defense (Continued)

Orbital Sciences Corp.[1]	10,442	$268,046

Triumph Group, Inc.	3,237	205,064

		635,828

Air Freight & Couriers—0.8%
XPO Logistics, Inc.[1]	7,905	244,185

Airlines—0.9%
Spirit Airlines, Inc.[1]	4,070	266,259

Commercial Services & Supplies—5.0%
ABM Industries, Inc.	8,945	220,137

ACCO Brands Corp.[1]	52,136	345,140

KAR Auction Services, Inc.	18,975	556,157

Waste Connections, Inc.	6,479	306,716

		1,428,150

Construction & Engineering—1.7%
AECOM Technology Corp.[1]	7,968	270,514

MasTec, Inc.[1]	7,510	204,197

		474,711

Electrical Equipment—0.5%
Generac Holdings, Inc.[1]	3,255	141,267

Machinery—1.0%
Titan International, Inc.	8,579	127,999

Wabash National Corp.[1]	10,971	149,315

		277,314

Professional Services—4.1%
Korn/Ferry International[1]	22,513	662,332

Paylocity Holding Corp.[1]	4,611	90,330

Robert Half International, Inc.	8,311	404,330

		1,156,992

Road & Rail—1.9%
Saia, Inc.[1]	6,630	302,660

2 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS          Unaudited / Continued

	Shares	Value

Road & Rail (Continued)

Swift Transportation Co.[1]	11,720	$239,674

		542,334

Information Technology—15.3%

Communications Equipment—1.9%
Finisar Corp.[1]	27,007	532,848

Internet Software & Services—2.1%
j2 Global, Inc.	5,417	265,000

Web.com Group, Inc.[1]	12,610	334,795

		599,795

IT Services—2.4%
Booz Allen Hamilton Holding Corp.	11,256	250,333

CACI International, Inc., Cl. A1	2,515	173,510

MAXIMUS, Inc.	6,307	260,858

		684,701

Semiconductors & Semiconductor Equipment—3.4%
Cavium, Inc.[1]	10,884	507,739

Semtech Corp.[1]	15,165	338,634

Spansion, Inc., Cl. A1	6,891	130,722

		977,095

Software—5.5%
FleetMatics Group plc[1]	4,116	130,024

Fortinet, Inc.[1]	21,081	517,539

Guidewire Software, Inc.[1]	10,943	443,191

Imperva, Inc.[1]	4,423	98,058

Proofpoint, Inc.[1]	10,250	361,518

		1,550,330

Materials—9.4%

Chemicals—3.6%
A. Schulman, Inc.	6,115	243,010

Cytec Industries, Inc.	2,310	232,964

Intrepid Potash, Inc.[1]	15,570	230,592

Tronox Ltd., Cl. A	11,606	308,023

		1,014,589

	Shares	Value

Containers & Packaging—0.5%
Packaging Corp. of America	2,295	$151,837

Metals & Mining—2.3%
Century Aluminum Co.[1]	12,904	242,595

Kaiser Aluminum Corp.	5,473	422,625

		665,220

Paper & Forest Products—3.0%
Boise Cascade Co.[1]	13,343	375,606

P.H. Glatfelter Co.	20,283	482,735

		858,341

Utilities—0.4%

Water Utilities—0.4%
Aqua America, Inc.	4,755	113,074

Total Common Stocks (Cost $26,937,791)		27,971,485

Investment Company—2.0%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3] (Cost $568,340)	568,340	568,340

Total Investments, at Value (Cost $27,506,131)	100.2%	28,539,825

Net Other Assets (Liabilities)	(0.2)	(45,401)

Net Assets	100.0%	$28,494,424

3 OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS          Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares April 30, 2014	Gross Additions	Gross Reductions	Shares July 31, 2014

Oppenheimer Institutional Money Market Fund, Cl. E	682,204	4,499,571	4,613,435	568,340

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$568,340	$142

3. Rate shown is the 7-day yield as of July 31, 2014.

4 OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO

STATEMENT OF INVESTMENTS    July 31, 2014    Unaudited

Oppenheimer Main Street Small Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is

5 OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO

STATEMENT OF INVESTMENTS          Unaudited / Continued

Securities Valuation (Continued)

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

6 OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO

STATEMENT OF INVESTMENTS          Unaudited / Continued

Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7 OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO

STATEMENT OF INVESTMENTS          Unaudited / Continued

Securities Valuation (Continued)

The table below categorizes amounts as of July 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$3,608,676	$—	$—	$3,608,676
Consumer Staples	130,766	—	—	130,766
Energy	1,194,648	—	—	1,194,648
Financials	6,678,281	—	—	6,678,281
Health Care	3,903,745	140,499	—	4,044,244
Industrials	5,167,040	—	—	5,167,040
Information Technology	4,344,769	—	—	4,344,769
Materials	2,689,987	—	—	2,689,987
Utilities	113,074	—	—	113,074
Investment Company	568,340	—	—	568,340

Total Assets	$28,399,326	$140,499	$—	$28,539,825

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$27,534,565

Gross unrealized appreciation	$2,205,702
Gross unrealized depreciation	(1,200,442)

Net unrealized appreciation	$1,005,260

8 OPPENHEIMER MAIN STREET SMALL CAP FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	9/10/2014